Investments - Schedule of Method of Fair Valuation (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 1,943	$ 1,162
Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	1,996	1,202
Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	1,431	567
Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 218	351
Liquid Mutual Funds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price
Liquid Mutual Funds | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 205	278
Fixed Maturity Plan Securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Market observable inputs
Fixed Maturity Plan Securities | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value		65
Quoted Debt Securities- Carried at Amortized Cost
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price and market observable inputs
Quoted Debt Securities- Carried at Amortized Cost | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 347	284
Quoted Debt Securities Carried at Fair Value Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price and market observable inputs
Quoted Debt Securities Carried at Fair Value Other Comprehensive Income | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 1,408	404
Certificates of Deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Market observable inputs
Certificates of Deposit | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value		149
Unquoted Equity and Preference Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method, Market multiples method, Option pricing model
Unquoted Equity and Preference Securities | Fair Value Through Other Comprehensive Income | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 23	14
Unquoted Equity and Preference Securities | Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method, Market multiples method, Option pricing model
Unquoted Equity and Preference Securities | Fair Value Through Profit or Loss | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 2	1
Unquoted Compulsorily Convertible Debentures | Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method
Unquoted Compulsorily Convertible Debentures | Fair Value Through Profit or Loss | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 1
Others
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method, Market multiples method, Option pricing model
Others | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 10	$ 7